Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of income tax expenses

(1)	Income tax expenses for the years ended December 31, 2021, 2020 and 2019 consist of the following:

(In millions of won)
	2021		2020	2019
Current tax expense:
Current year	￦	319,539	286,717	105,859
Current tax of prior years(*)		705	14,536	(6,855)

		320,244	301,253	99,004

Deferred tax expense:
Changes in net deferred tax assets		331,704	75,249	201,264

Income tax expense
Tax expense of continuing operation		446,796	221,262	262,940
Tax expense of discontinued operation		205,152	155,240	37,328

	￦	651,948	376,502	300,268

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

Difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes
(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2021, 2020 and 2019 is attributable to the following:

(In millions of won)
	2021		2020	2019
Income taxes at statutory income tax rate	￦	834,146	505,824	308,913
Non-taxable income		(13,924)	(41,084)	(92,666)
Non-deductible expenses		15,329	31,882	14,630
Tax credit and tax reduction		(62,075)	(48,774)	(32,877)
Changes in unrecognized deferred taxes		(68,589)	(69,776)	83,940
Changes in tax rate		(36,193)	24,537	4,050
Income tax refund and others		(16,746)	(26,107)	14,278

Income tax expense	￦	651,948	376,502	300,268

Deferred taxes directly charged to (credited from) equity
(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Valuation gain (loss) on financial assets measured at fair value	￦	(208,490)	(166,612)	2,983
Share of other comprehensive income (loss) of associates and joint ventures		(34)	(14)	2,279
Valuation loss on derivatives		(5,709)	(6,886)	(16,083)
Remeasurement of defined benefit liabilities		(3,780)	(164)	22,733
Gain on disposal of treasury shares and others		26,970	—	—

	￦	(191,043)	(173,676)	11,912

Details of the changes in deferred tax assets (liabilities)

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Spin-off	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	91,285	(8,397)	—	—	(5,531)	77,357
Accrued interest income		(1,631)	(2,022)	—	—	3,487	(166)
Financial assets measured at fair value		(81,055)	(6,765)	(208,490)	—	138,482	(157,828)
Investments in subsidiaries, associates and joint ventures		(1,673,906)	(281,035)	(34)	—	1,923,158	(31,817)
Property and equipment and intangible assets		(511,862)	(42,456)	—	(1,023)	249,374	(305,967)
Provisions		6,294	(1,436)	—	—	(660)	4,198
Retirement benefit obligation		102,285	(3,563)	(3,780)	—	(42,610)	52,332
Valuation gain on derivatives		14,767	210	(5,709)	—	(2,932)	6,336
Gain or loss on foreign currency translation		21,774	(396)	—	—	—	21,378
Incremental costs to acquire a contract		(807,831)	53,492	—	—	4,468	(749,871)
Contract assets and liabilities		(2,606)	405	—	—	—	(2,201)
Right-of-use assets		(372,297)	(35,851)	—	—	18,646	(389,502)
Lease liabilities		362,476	38,600	—	—	(19,539)	381,537
Others		120,514	(95,537)	26,970	(135)	16,669	68,481

		(2,731,793)	(384,751)	(191,043)	(1,158)	2,283,012	(1,025,733)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		88,223	7,915	—	—	(96,138)	—
Tax credit		39,583	45,132	—	—	(155)	84,560

		127,806	53,047	—	—	(96,293)	84,560

	￦	(2,603,987)	(331,704)	(191,043)	(1,158)	2,186,719	(941,173)

(In millions of won)
	2020
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	88,913	1,326	—	1,046	91,285
Accrued interest income		(2,039)	435	—	(27)	(1,631)
Financial assets measured at fair value		98,101	(17,586)	(166,612)	5,042	(81,055)
Investments in subsidiaries, associates and joint ventures		(1,613,048)	(60,844)	(14)	—	(1,673,906)
Property and equipment and intangible assets		(371,489)	(47,468)	—	(92,905)	(511,862)
Provisions		2,543	3,751	—	—	6,294
Retirement benefit obligation		100,194	1,873	(164)	382	102,285
Valuation gain on derivatives		17,507	4,146	(6,886)	—	14,767
Gain or loss on foreign currency translation		22,005	(231)	—	—	21,774
Incremental costs to acquire a contract		(829,055)	21,224	—	—	(807,831)
Contract assets and liabilities		(28,030)	25,424	—	—	(2,606)
Right-of-use assets		(390,936)	18,639	—	—	(372,297)
Lease liabilities		385,394	(22,918)	—	—	362,476
Others		64,620	(30,310)	—	86,204	120,514

		(2,455,320)	(102,539)	(173,676)	(258)	(2,731,793)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		91,136	(2,913)	—	—	88,223
Tax credit		9,380	30,203	—	—	39,583

		100,516	27,290	—	—	127,806

	￦	(2,354,804)	(75,249)	(173,676)	(258)	(2,603,987)

Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets
(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets (liabilities), in the consolidated statements of financial position as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Loss allowance	￦	85,998	102,085
Investments in subsidiaries, associates and joint ventures		(176,520)	8,365
Other temporary differences		61,368	68,415
Unused tax loss carryforwards		347,889	1,042,063
Unused tax credit carryforwards		34	1,037

Unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets
(6)	The amount of unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets as of December 31, 2021 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards		Unused tax credit carryforwards
Less than 1 year	￦	57,346	—
1 ~ 2 years		39,974	—
2 ~ 3 years		19,087	—
More than 3 years		231,482	34

	￦	347,889	34